Fair Value Measurements	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements

NOTE 23 – FAIR VALUE MEASUREMENTS

Fair value option

The Company may elect the fair value option, which permits the Company to choose to measure eligible financial assets and liabilities at fair value at specified election dates and recognize prospective changes in unrealized gains and losses on items for which the fair value option has been elected in earnings at each reporting date.

Beginning in 2013, the Company elected the fair value option for certain originated residential mortgage loans held for sale, which allows for a more effective offset of the changes in fair values of the loans and the derivative instruments used to hedge them without the burden of complying with the requirements for hedge accounting.

The following table summarizes the difference between the aggregate fair value and the aggregate unpaid principal balance for mortgage loans held for sale measured at fair value:

	December 31, 2014			December 31, 2013
(Dollars in thousands)	Aggregate Fair Value	Aggregate Unpaid Principal	Aggregate Fair Value Less Unpaid Principal	Aggregate Fair Value	Aggregate Unpaid Principal	Aggregate Fair Value Less Unpaid Principal
Mortgage loans held for sale, at fair value	$139,950	$134,639	$5,311	$97,273	$96,875	$398

Interest income on mortgage loans held for sale is recognized based on contractual rates and is reflected in interest income on loans held for sale in the consolidated statements of comprehensive income. Net losses resulting from the change in fair value of these loans that were recorded in mortgage income in the consolidated statement of comprehensive income for the year ended December 31, 2014 totaled $3.5 million, while net gains resulting from the change in fair value of these loans were $0.4 million for year ended December 31, 2013. There were no net gains or losses recorded in mortgage income for the year ended December 31, 2012 resulting from the change in fair value of loans accounted for under the fair value option. The changes in fair value are mostly offset by economic hedging activities, with an immaterial portion of these changes attributable to changes in instrument-specific credit risk.

Items measured at fair value on a recurring basis

The Company has segregated all financial assets and liabilities that are measured at fair value on a recurring basis into the most appropriate level within the fair value hierarchy based on the inputs used to estimate the fair value at the measurement date in the tables below.

(Dollars in thousands)	December 31, 2014
	Level 1	Level 2	Level 3	Total
Assets
Available for sale securities	$—	$2,158,853	$—	$2,158,853
Mortgage loans held for sale	—	139,950	—	139,950
Derivative instruments	—	32,903	—	32,903

Total	$—	$2,331,706	$—	$2,331,706

Liabilities
Derivative instruments	—	31,354	—	31,354

Total	$—	$31,354	$—	$31,354

	December 31, 2013
	Level 1	Level 2	Level3	Total
Assets
Available for sale securities	$15,496	$1,921,301	$—	$1,936,797
Mortgage loans held for sale	—	97,273	—	97,273
Derivative instruments	—	30,076	—	30,076

Total	$15,496	$2,048,650	$—	$2,064,146

Liabilities
Derivative instruments	—	26,735	—	26,735

Total	$—	$26,735	$—	$26,735

During 2014, available for sale securities with a market value of $14.4 million were transferred from the Level 1 to Level 2 fair value category in the table above. The security was issued by Freddie Mac and was included in the Level 1 category at December 31, 2013 based on a recent trade price in the open market.

Gains and losses (realized and unrealized) included in earnings (or accumulated other comprehensive income) during 2014 related to assets and liabilities measured at fair value on a recurring basis are reported in non-interest income or other comprehensive income as follows:

(Dollars in thousands)	Noninterest income	Other comprehensive income
Total gains (losses) included in earnings	$(7,348)	$—
Change in unrealized gains (losses) relating to assets still held at December 31, 2014	—	24,016

Items measured at fair value on a non-recurring basis

The Company has segregated all financial assets and liabilities that are measured at fair value on a non-recurring basis into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the tables below.

(Dollars in thousands)	December 31, 2014
	Level 1	Level 2	Level 3	Total
Assets
Loans	$—	$4,864	$—	$4,864
OREO	—	1,483	—	1,483

Total	$—	$6,347	$—	$6,347

(Dollars in thousands)	December 31, 2013
	Level 1	Level 2	Level 3	Total
Assets
Loans	$—	$3,070	$—	$3,070
Mortgage loans held for sale	—	11,876	—	11,876
OREO	—	14,598	—	14,598

Total	$—	$29,544	$—	$29,544

The tables above exclude the initial measurement of assets and liabilities that were acquired as part of the acquisitions completed in 2011 through 2014. These assets and liabilities were recorded at their fair value upon acquisition in accordance with U.S. GAAP and were not re-measured during the periods presented unless specifically required by U.S. GAAP. Acquisition date fair values represent either Level 2 fair value measurements (investment securities, OREO, property, equipment, and debt) or Level 3 fair value measurements (loans, deposits, and core deposit intangible asset).

The Company did not record any liabilities at fair value for which measurement of the fair value was made on a nonrecurring basis during the years ended December 31, 2014, 2013 and 2012.